Advances to joint ventures (Tables)	9 Months Ended
Sep. 30, 2020
Advances to joint ventures
Schedule of investments in and advances to affiliates

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Current portion of advances/shareholder loans to joint ventures	$—	$—
Long-term advances/shareholder loans to joint ventures	4,069	3,831
Advances/shareholder loans to joint ventures	$4,069	$3,831